Income Taxes - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Huaixiang Modern Agriculture [Member]	Dec. 31, 2012 Huaixiang Modern Agriculture [Member]	Dec. 31, 2013 Huainan Huacheng [Member]	Dec. 31, 2012 Huainan Huacheng [Member]	Feb. 29, 2012 Huainan Huacheng [Member]	Dec. 31, 2013 Peoples Republic of China Subsidiaries [Member] USD ($)	Dec. 31, 2013 Peoples Republic of China Subsidiaries [Member] CNY	Dec. 31, 2012 Peoples Republic of China Subsidiaries [Member] CNY	Dec. 31, 2011 Peoples Republic of China Subsidiaries [Member] CNY	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2013 Hong Kong Subsidiary [Member]	Dec. 31, 2013 Beijing Ninetowns Ports [Member]	Dec. 31, 2012 Beijing Ninetowns Ports [Member]	Dec. 31, 2011 Beijing Ninetowns Ports [Member]	Dec. 31, 2013 Guangdong Ninetowns [Member]	Dec. 31, 2012 Guangdong Ninetowns [Member]	Dec. 31, 2011 Guangdong Ninetowns [Member]
Income Tax [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%	25.00%
Favorable tax rate for New and High Technology Enterprises	15.00%	15.00%														15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Duration of favorable tax rate qualified	3 years	3 years
Granted preferential income tax rate, Previous years			25.00%	0.00%
Granted preferential income tax rate, 2013	25.00%	25.00%
Favorable income tax rate					25.00%	25.00%	25.00%	25.00%
Deemed income percentage of annual total income					4.00%
Additional provision for income taxes										$ 51	310	640	374
Estimated change in basic net income per share	$ (0.06)	(0.37)	1.81	0.09							0.37	1.80	0.08
Estimated change in diluted net income per share	$ (0.06)	(0.37)	1.67	0.09							0.37	1.65	0.08
Operating loss carry forwards	7,997	48,412
Operating loss carry forwards expiration Date	Dec. 31, 2018	Dec. 31, 2018
Withholding tax										10.00%	10.00%				5.00%
Equity percentage owned by residents									100.00%					25.00%
Aggregate undistributed earnings	$ 91,720	555,246	554,561
Significant change period of reporting date to uncertain tax positions	12 months	12 months